Supplement to the
Fidelity® Select Portfolios®
Communication Services Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% A,B	0.72% A,B	0.71% A,B	0.69% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.99%	1.24%	1.73%	0.71%	0.58%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.22% for Class C, 0.20% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 670	$ 670	$ 472	$ 472	$ 276	$ 176	$ 73	$ 73	$ 59	$ 59

3 years	$ 872	$ 872	$ 730	$ 730	$ 545	$ 545	$ 227	$ 227	$ 186	$ 186

5 years	$ 1,091	$ 1,091	$ 1,007	$ 1,007	$ 939	$ 939	$ 395	$ 395	$ 324	$ 324

10 years	$ 1,718	$ 1,718	$ 1,797	$ 1,797	$ 1,845	$ 1,845	$ 883	$ 883	$ 726	$ 726
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.72% for Class M, 0.71% for Class C, 0.69% for Class I, and 0.56% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ABAM‑PSTK‑0324‑101 1.9901306.101	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.71% A,B	0.71% A,B	0.71% A,B	0.69% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.97%	1.22%	1.73%	0.71%	0.58%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.23% for Class M, 0.22% for Class C, 0.20% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 668	$ 668	$ 470	$ 470	$ 276	$ 176	$ 73	$ 73	$ 59	$ 59

3 years	$ 866	$ 866	$ 724	$ 724	$ 545	$ 545	$ 227	$ 227	$ 186	$ 186

5 years	$ 1,080	$ 1,080	$ 997	$ 997	$ 939	$ 939	$ 395	$ 395	$ 324	$ 324

10 years	$ 1,696	$ 1,696	$ 1,776	$ 1,776	$ 1,840	$ 1,840	$ 883	$ 883	$ 726	$ 726
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.71% for Class A, 0.72% for Class M, 0.71% for Class C, 0.69% for Class I, and 0.56% for Class Z. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ACSF‑PSTK‑0324‑133 1.847521.133	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% A,B	0.72% A,B	0.72% A,B	0.71% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.99%	1.24%	1.74%	0.73%	0.60%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.22% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 670	$ 670	$ 472	$ 472	$ 277	$ 177	$ 75	$ 75	$ 61	$ 61

3 years	$ 872	$ 872	$ 730	$ 730	$ 548	$ 548	$ 233	$ 233	$ 192	$ 192

5 years	$ 1,091	$ 1,091	$ 1,007	$ 1,007	$ 944	$ 944	$ 406	$ 406	$ 335	$ 335

10 years	$ 1,718	$ 1,718	$ 1,797	$ 1,797	$ 1,853	$ 1,853	$ 906	$ 906	$ 750	$ 750
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.74% for Class A, 0.74% for Class M, 0.74% for Class C, 0.71% for Class I, and 0.58% for Class Z. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Steven Calhoun (Co-Portfolio Manager) has managed the fund since 2018.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Steven Calhoun is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as research analyst and portfolio manager.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.

AGLD‑PSTK‑0324‑132 1.847523.132	March 1, 2024

Supplement to the
Fidelity® International Real Estate Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% A,B	0.88% A,B	0.88% A,B	0.84% A,B	0.72% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.17%	1.42%	1.92%	0.88%	0.76%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.25% for Class C, 0.21% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 687	$ 687	$ 489	$ 489	$ 295	$ 195	$ 90	$ 90	$ 78	$ 78

3 years	$ 925	$ 925	$ 784	$ 784	$ 603	$ 603	$ 281	$ 281	$ 243	$ 243

5 years	$ 1,182	$ 1,182	$ 1,099	$ 1,099	$ 1,037	$ 1,037	$ 488	$ 488	$ 422	$ 422

10 years	$ 1,914	$ 1,914	$ 1,992	$ 1,992	$ 2,048	$ 2,048	$ 1,084	$ 1,084	$ 942	$ 942
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.88% for Class A, 0.88% for Class M, 0.88% for Class C, 0.84% for Class I, and 0.72% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AIRE‑PSTK‑0324‑126 1.855555.126	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Materials Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% A,B	0.72% A,B	0.72% A,B	0.70% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	0.99%	1.24%	1.74%	0.72%	0.58%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% for Class A, 0.23% for Class M, 0.23% for Class C, 0.21% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 670	$ 670	$ 472	$ 472	$ 277	$ 177	$ 74	$ 74	$ 59	$ 59

3 years	$ 872	$ 872	$ 730	$ 730	$ 548	$ 548	$ 230	$ 230	$ 186	$ 186

5 years	$ 1,091	$ 1,091	$ 1,007	$ 1,007	$ 944	$ 944	$ 401	$ 401	$ 324	$ 324

10 years	$ 1,718	$ 1,718	$ 1,797	$ 1,797	$ 1,853	$ 1,853	$ 894	$ 894	$ 726	$ 726
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.72% for Class M, 0.72% for Class C, 0.70% for Class I, and 0.56% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AMF‑PSTK‑0324‑132 1.847525.132	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.72% A,B	0.72% A,B	0.72% A,B	0.67% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.09% B	0.09% B	0.09% B	0.09% B	0.09% B

Total annual operating expenses	1.06%	1.31%	1.81%	0.76%	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.19% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 677	$ 677	$ 479	$ 479	$ 284	$ 184	$ 78	$ 78	$ 66	$ 66

3 years	$ 893	$ 893	$ 751	$ 751	$ 569	$ 569	$ 243	$ 243	$ 208	$ 208

5 years	$ 1,126	$ 1,126	$ 1,043	$ 1,043	$ 980	$ 980	$ 422	$ 422	$ 362	$ 362

10 years	$ 1,795	$ 1,795	$ 1,874	$ 1,874	$ 1,930	$ 1,930	$ 942	$ 942	$ 810	$ 810
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.72% for Class M, 0.72% for Class C, 0.67% for Class I, and 0.56% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ATLC‑PSTK‑0324‑133 1.845214.133	March 1, 2024

Supplement to the
Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Environment and Alternative Energy Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 237

5 years	$ 395

10 years	$ 883
The following information replaces similar information for Fidelity® Natural Resources Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Fidelity® Environment and Alternative Energy Fund and 0.71% for Fidelity® Natural Resources Fund. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

EAE‑NRF‑PSTK‑0324‑104 1.9903885.104	March 1, 2024

Supplement to the
Fidelity® International Real Estate Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.88%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 90

3 years	$ 281

5 years	$ 488

10 years	$ 1,084
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.88%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

IRE‑PSTK‑0324‑119 1.808406.119	March 1, 2024

Supplement to the
Fidelity® Real Estate Investment Portfolio
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.69%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

REA‑PSTK‑0324‑119 1.734044.119	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Defense and Aerospace Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

The following information replaces similar information for Transportation Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.70% for Defense and Aerospace Portfolio, 0.67% for Industrials Portfolio, and 0.70% for Transportation Portfolio. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.
The following information replaces similar information for Industrials Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
David Wagner (Portfolio Manager) has managed the fund since 2023.

The following information replaces the biographical information for Industrials Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
David Wagner is Portfolio Manager of Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.

SELCI‑PSTK‑0324‑129 1.911519.129	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Automotive Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.07% B

Total annual operating expenses	0.76%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 78

3 years	$ 243

5 years	$ 422

10 years	$ 942
The following information replaces similar information Communication Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

The following information replaces similar information for Construction and Housing Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

The following information replaces similar information for Leisure Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information for Retailing Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67

3 years	$ 211

5 years	$ 368

10 years	$ 822
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Automotive Portfolio, 0.71% for Communication Services Portfolio, 0.70% for Construction and Housing Portfolio, 0.68% for Consumer Discretionary Portfolio, 0.68% for Leisure Portfolio, and 0.68% for Retailing Portfolio. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
Hiroki Sugihara no longer serves as Portfolio Manager of Automotive Portfolio.
The following information replaces similar information for Automotive Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Aidan Brandt (Co‑Portfolio Manager) has managed the fund since 2023.
Amy Ge (Co‑Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Mr. Brandt will no longer serve as Co‑Portfolio Manager for the fund. At that time, Ms. Ge will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Automotive Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Aidan Brandt is Co‑Portfolio Manager of Automotive Portfolio, which he has managed since 2023. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Brandt served as an equity research associate at Shaker Investments from 2017 to 2019.
Amy Ge is Co‑Portfolio Manager of Automotive Portfolio, which she has managed since 2024. Since joining Fidelity Investments in 2017, Ms. Ge has worked as a research analyst and portfolio manager.
Effective June 30, 2024, Mr. Brandt will no longer serve as Co‑Portfolio Manager for the fund. At that time, Ms. Ge will assume sole portfolio manager responsibilities.

SELCON‑PSTK‑0324‑135 1.913699.135	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.68%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SELCS‑PSTK‑0324‑116 1.918665.116	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Banking Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
The following information replaces similar information for Brokerage and Investment Management Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

The following information replaces similar information for Financials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
The following information replaces similar information for FinTech Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.06% B

Total annual operating expenses	0.75%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 77

3 years	$ 240

5 years	$ 417

10 years	$ 930

The following information replaces similar information for Insurance Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.72%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Banking Portfolio	0.69%
Brokerage and Investment Management Portfolio	0.70%
Financials Portfolio	0.69%
FinTech Portfolio	0.72%
Insurance Portfolio	0.72%
One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

Effective June 15, 2023, the following information replaces similar information for Brokerage and Investment Management Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Pierre Sorel (Co‑Portfolio Manager) has managed the fund since 2023.
Nadim Rabaia (Co‑Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about December 31, 2023, Mr. Sorel will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Rabaia will assume sole portfolio manager responsibilities.
Effective June 15, 2023, the following information replaces similar biographical information for Brokerage and Investment Management Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Nadim Rabaia is Co‑Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2023. Since joining Fidelity Investments in 2015, Mr. Rabaia has worked as an equity research analyst and portfolio manager.
Pierre Sorel is Co‑Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.
It is expected that, effective on or about December 31, 2023, Mr. Sorel will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Rabaia will assume sole portfolio manager responsibilities.

SELFIN‑PSTK‑0324‑136 1.916419.136	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Biotechnology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.66%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 67

3 years	$ 211

5 years	$ 368

10 years	$ 822
The following information replaces similar information for Health Care Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810

The following information replaces similar information for Health Care Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information for Medical Technology and Devices Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.65%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810

The following information replaces similar information for Pharmaceuticals Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Biotechnology Portfolio	0.67%
Health Care Portfolio	0.65%
Health Care Services Portfolio	0.69%
Medical Technology and Devices Portfolio	0.66%
Pharmaceuticals Portfolio	0.70%
One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

SELHC‑PSTK‑0324‑121 1.918629.121	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Chemicals Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
The following information replaces similar information for Gold Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

The following information replaces similar information for Materials Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.69% for Chemicals Portfolio, 0.72% for Gold Portfolio, and 0.70% for Materials Portfolio. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
The following information replaces similar information for Chemicals Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
David Wagner (Co‑Portfolio Manager) has managed the fund since 2019.
Emma Baumgartner (Co‑Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2023, Mr. Wagner will no longer serve as Co‑Portfolio Manager for the fund. At that time, Ms. Baumgartner will assume sole portfolio manager responsibilities.

The following information replaces similar information for Gold Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Steven Calhoun (Co‑Portfolio Manager) has managed the fund since 2018.
Colin Anderson (Co‑Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Chemicals Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Emma Baumgartner is Co‑Portfolio Manager of Chemicals Portfolio, which she has managed since 2023. Since joining Fidelity Investments in 2008, Ms. Baumgartner has worked as a research analyst and portfolio manager.
David Wagner is Co‑Portfolio Manager of Chemicals Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2023, Mr. Wagner will no longer serve as Co‑Portfolio Manager for the fund. At that time, Ms. Baumgartner will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Gold Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Colin Anderson is Co‑Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Steven Calhoun is Co‑Portfolio Manager of Gold Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as research analyst and portfolio manager.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.

SELMT‑PSTK‑0324‑120 1.918620.120	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Energy Portfolio
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.70%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SELNR‑PSTK‑0324‑127 1.913321.127	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Enterprise Technology Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.67%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 68

3 years	$ 214

5 years	$ 373

10 years	$ 835
The following information replaces similar information for Semiconductors Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798

The following information replaces similar information for Software and IT Services Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798
The following information replaces similar information for Tech Hardware Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.70%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

The following information replaces similar information for Technology Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.64%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 65

3 years	$ 205

5 years	$ 357

10 years	$ 798
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.69% for Enterprise Technology Services Portfolio, 0.64% for Semiconductors Portfolio, 0.64% for Software and IT Services Portfolio, 0.68% for Tech Hardware Portfolio, and 0.64% for Technology Portfolio. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.
At its January 2023 meeting, the Board of Trustees (“Board”) approved changes to the name and an investment policy of the IT Services Portfolio (“Fund”). Effective June 1, 2023, the Fund will: (i) change its name to Enterprise Technology Services Portfolio; (ii) change its 80% policy to normally invest at least 80% of assets in securities of companies principally engaged in providing enterprise technology services; and (iii) change its supplemental benchmark index to the MSCI U.S. IMI Enterprise Technology Services 25/50 Index.

Effective June 1, 2023, the following information replaces similar information for Enterprise Technology Services Portfolio found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

•	Normally investing at least 80% of assets in securities of companies principally engaged in providing enterprise technology services.
The following information replaces similar information for Enterprise Technology Services Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Becky Baker (Co‑Portfolio Manager) has managed the fund since 2020.
Elliot Mattingly (Co‑Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Ms. Baker will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Mattingly will assume sole portfolio manager responsibilities.
The following information replaces similar information for Tech Hardware Portfolio found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Elliot Mattingly (Co‑Portfolio Manager) has managed the fund since 2022.
Aidan Brandt (Co‑Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Mr. Mattingly will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Brandt will assume sole portfolio manager responsibilities.
Effective June 1, 2023, the following information replaces similar information for Enterprise Technology Services Portfolio found in the “Investment Details” section under the “Principal Investment Strategies” heading.
The fund invests primarily in companies engaged in providing enterprise technology services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
At its January 2023 meeting, the Board also approved, subject to shareholder approval, a proposal to modify the Fund’s fundamental concentration policy. A meeting of the shareholders of the Fund will be held during the second quarter of 2023, to vote on this proposal. If approved by shareholders, the fundamental concentration policy will be modified to more closely align with the new fund name. If approved, the changes are expected to take effect on July 1, 2023 or the first day of the month following shareholder approval. The changes to the Fund’s name and the investment policy discussed above are not subject to shareholder approval and are expected to take effect on June 1, 2023 even if shareholders do not approve the proposed change to the concentration policy.
Shareholders should read the proxy statement, which contains important information about the concentration policy proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1‑800‑544‑8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report.
The following information replaces the biographical information for Enterprise Technology Services Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Becky Baker is Co‑Portfolio Manager of Enterprise Technology Services Portfolio, which she has managed since 2020. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.

Elliot Mattingly is Co‑Portfolio Manager of Enterprise Technology Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Mattingly has worked as an equity research analyst intern, research analyst, and portfolio manager.
Effective June 30, 2024, Ms. Baker will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Mattingly will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Tech Hardware Portfolio found in the “Fund Management” section under the “Portfolio Manager(s)” heading.
Aidan Brandt is Co‑Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Brandt served as an equity research associate at Shaker Investments from 2017 to 2019.
Elliot Mattingly is Co‑Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2022. Since joining Fidelity Investments in 2015, Mr. Mattingly has worked as an equity research analyst intern, research analyst, and portfolio manager.
Effective June 30, 2024, Mr. Mattingly will no longer serve as Co‑Portfolio Manager for the fund. At that time, Mr. Brandt will assume sole portfolio manager responsibilities.

SELTEC‑PSTK‑0324‑138 1.918659.138	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Telecommunications Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.09% B

Total annual operating expenses	0.78%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 80

3 years	$ 249

5 years	$ 433

10 years	$ 966
The following information replaces similar information for Wireless Portfolio found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.73%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 75

3 years	$ 233

5 years	$ 406

10 years	$ 906

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of each fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Telecommunications Portfolio and 0.72% for Wireless Portfolio. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

SELTS‑PSTK‑0324‑121 1.918618.121	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Utilities Portfolio
April 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.69%. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

SELUTL‑PSTK‑0324‑112 1.918622.112	March 1, 2024

Supplement to the
Fidelity® Select Portfolios®
Telecom and Utilities Fund
April 1, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.74%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Telecom and Utilities Select Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 76

3 years	$ 237

5 years	$ 411

10 years	$ 918
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.57%. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity® Telecom and Utilities Fund	Russell 3000® Telecom and Utilities Select Index
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.15% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

UIF‑PSTK‑0324‑120 1.733971.120	March 1, 2024

Supplement to the

Fidelity® International Real Estate Fund

Class A, Class M, Class C, Class I, and Class Z

September 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.920%	0.800%
Next $400 billion	0.860%	0.730%
Next $400 billion	0.830%	0.700%
Over $1,200 billion	0.810%	0.690%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® International Real Estate Fund/ Class A	0.88%
Fidelity® International Real Estate Fund/ Class M	0.88%
Fidelity® International Real Estate Fund/ Class C	0.88%
Fidelity® International Real Estate Fund/ Class I	0.84%
Fidelity® International Real Estate Fund/ Class Z	0.72%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries. FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the fund through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, the fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contract” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

AIRE-AIREI-SSTK-0324-110 1.881503.110	March 1, 2024

Supplement to the

Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Environment and Alternative Energy Fund	0.72%
Fidelity® Natural Resources Fund	0.71%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to Fidelity® Environment and Alternative Energy Fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by Fidelity® Environment and Alternative Energy Fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

EAE-NRF-SSTK-0324-101 1.9904364.101	March 1, 2024

Supplement to the

Fidelity® Select Portfolios®

Class A, Class M, Class C, Class I, and Class Z

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Communication Services Portfolio/Class A	0.72%
Communication Services Portfolio/Class M	0.72%
Communication Services Portfolio/Class C	0.71%
Communication Services Portfolio/Class I	0.69%
Communication Services Portfolio/Class Z	0.56%
Consumer Staples Portfolio/Class A	0.71%
Consumer Staples Portfolio/Class M	0.72%
Consumer Staples Portfolio/Class C	0.71%
Consumer Staples Portfolio/Class I	0.69%
Consumer Staples Portfolio/Class Z	0.56%
Gold Portfolio/Class A	0.74%
Gold Portfolio/Class M	0.74%
Gold Portfolio/Class C	0.74%
Gold Portfolio/Class I	0.71%

Fund/Class	Maximum Management Fee Rate
Gold Portfolio/Class Z	0.58%
Materials Portfolio/Class A	0.72%
Materials Portfolio/Class M	0.72%
Materials Portfolio/Class C	0.72%
Materials Portfolio/Class I	0.70%
Materials Portfolio/Class Z	0.56%
Telecommunications Portfolio/Class A	0.72%
Telecommunications Portfolio/Class M	0.72%
Telecommunications Portfolio/Class C	0.72%
Telecommunications Portfolio/Class I	0.67%
Telecommunications Portfolio/Class Z	0.56%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries. FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

FASF-SSTK-0324-121 1.848947.121	March 1, 2024

Supplement to the

Fidelity® International Real Estate Fund

September 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.900%
Next $400 billion	0.820%
Next $400 billion	0.770%
Over $1,200 billion	0.730%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® International Real Estate Fund/ Fidelity® International Real Estate Fund	0.88%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the fund) means the one class of shares of the fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, the fund’s sub-advisory agreement with FIL Investment Advisors (FIA) was amended. The following information replaces similar information found in the “Management Contract” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreement, FMR pays FIA monthly fees at an annual rate of 0.44% with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

IRE-SSTK-0324-112 1.811497.112	March 1, 2024

Supplement to the

Fidelity® Real Estate Investment Portfolio

September 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for the fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of the fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Real Estate Investment Portfolio	0.69%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

REA-SSTK-0324-116 1.712071.116	March 1, 2024

Supplement to the

Fidelity® Select Portfolios®

April 29, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund’s management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Automotive Portfolio	0.72%
Banking Portfolio	0.69%
Biotechnology Portfolio	0.67%
Brokerage and Investment Management Portfolio	0.70%
Chemicals Portfolio	0.69%
Communication Services Portfolio/Communication Services Portfolio	0.71%
Construction and Housing Portfolio	0.70%
Consumer Discretionary Portfolio	0.68%
Consumer Staples Portfolio/Consumer Staples Portfolio	0.68%
Defense and Aerospace Portfolio	0.70%
Energy Portfolio	0.70%
Enterprise Technology Services Portfolio	0.69%
Financials Portfolio	0.69%
FinTech Portfolio	0.72%

Fund/Class	Maximum Management Fee Rate
Gold Portfolio/Gold Portfolio	0.72%
Health Care Portfolio	0.65%
Health Care Services Portfolio	0.69%
Industrials Portfolio	0.67%
Insurance Portfolio	0.72%
Leisure Portfolio	0.68%
Materials Portfolio/Materials Portfolio	0.70%
Medical Technology and Devices Portfolio	0.66%
Pharmaceuticals Portfolio	0.70%
Retailing Portfolio	0.68%
Semiconductors Portfolio	0.64%
Software and IT Services Portfolio	0.64%
Tech Hardware Portfolio	0.68%
Technology Portfolio	0.64%
Telecommunications Portfolio/Telecommunications Portfolio	0.72%
Transportation Portfolio	0.70%
Utilities Portfolio	0.69%
Wireless Portfolio	0.72%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

For purposes of the following “Transfer and Service Agent Services” discussion, the term “shares” (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Hiroki Sugihara no longer serves as Portfolio Manager of Automotive Portfolio.

Aidan Brandt serves as Portfolio Manager of Automotive Portfolio.

Charles Ackerman no longer serves as Co-Portfolio Manager of Brokerage and Investment Management Portfolio.

Nadim Rabaia and Pierre Sorel serve as Co-Portfolio Managers of Brokerage and Investment Management Portfolio.

Janet Glazer no longer serves as Portfolio Manager of Industrials Portfolio.

David Wagner serves as Portfolio Manager of Industrials Portfolio.

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify IT Services Portfolio’s fundamental concentration policy. A meeting of the shareholders of the fund will be held during the second quarter of 2023 to vote on this proposal.

Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov). Results of the shareholder meeting will appear in the fund’s next shareholder report.

Pending shareholder approval of the fund’s proposal to modify its concentration policy, effective July 1, 2023, the following information replaces similar information for IT Services Portfolio found in the “Investment Policies and Limitations” section.

Concentration

For Enterprise Technology Services Portfolio (fka IT Services Portfolio):

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the enterprise technology services industry.

The following information supplements information for Automotive Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Aidan Brandt as of July 31, 2023:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$147	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Includes Automotive Portfolio ($147 (in millions) assets managed).

As of July 31, 2023, the dollar range of shares of Select Automotive Portfolio beneficially owned by Mr. Brandt was none.

The following information supplements information Brokerage and Investment Management Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Pierre Sorel as of April 30, 2023:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	3	3
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$13,661	$165	$266
Assets Managed with Performance-Based Advisory Fees (in millions)	$811	none	none

*	Includes Brokerage and Investment Management Portfolio ($729 (in millions) assets managed).

As of April 30, 2023, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Nadim Rabaia as of June 30, 2023:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$699	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Includes Brokerage and Investment Management Portfolio ($699 (in millions) assets managed).

As of June 30, 2023, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr.Rabaia was none.

The following information supplements information Industrials Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by David Wagner as of July 31, 2023:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,982	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

*	Includes Industrials Portfolio ($493 (in millions) assets managed).

As of July 31, 2023, the dollar range of shares of Industrials Portfolio beneficially owned by Mr. Wagner was none.

SEL-SSTK-0324-227 1.475630.227	March 1, 2024

Supplement to the

Fidelity® Telecom and Utilities Fund

April 1, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contract” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, the fund pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by the fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee.

For the services of FMR under the fund’s management contract, each class of the fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

Computing the Basic Fee.

For the fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

The mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For the fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for a fund is calculated on a cumulative basis pursuant to the schedule. For the fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual basic fee rate for the class of shares of a fund offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity® Telecom and Utilities Fund/ Fidelity® Telecom and Utilities Fund	0.57%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following fund is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity® Telecom and Utilities Fund	Russell 3000® Telecom and Utilities Select Index

For the period prior to September 21, 2020, Fidelity® Telecom and Utilities Fund compares its performance to the Russell 3000® Utilities Index (Prior Index). For the period beginning September 21, 2020, Fidelity® Telecom and Utilities Fund compares its performance to Russell 3000® Telecom and Utilities Select Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund’s performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning on the date of the index change and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

Russell 3000® Utilities Index is a market capitalization-weighted index of utility stocks in the Russell 3000® Index.

Russell 3000® Telecom and Utilities Select Index is a market capitalization-weighted index of telecom and utility stocks that are included in the Russell 3000® Index and is intended to continue the performance of the existing Russell 3000® Utilities Index. Industries in the index include the Russell 3000® Index constituents in the

ICB Subsectors: Telecommunications Services, Alternative Electricity, Conventional Electricity, Multi-Utilities, Gas Distribution, and Water.

For Fidelity® Telecom and Utilities Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±7.50), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.15% of the fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on the fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate) calculates the NAV and dividends for shares, maintains the fund’s portfolio and general accounting records, and administers the fund’s securities lending program under the terms of the fund’s management contract.

Prior to March 1, 2024, the fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

UIF-SSTK-0324-119 1.712214.119	March 1, 2024